JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNTS Q, R, T, W, X

Supplement dated October 21, 2015 to ANNUITY PROSPECTUSES, as supplemented from time to time

Changes to Variable Investment Options

This Supplement applies to ACCOMMODATOR VARIABLE ANNUITY, ACCOMMODATOR 2000 VARIABLE ANNUITY, DECLARATION VARIABLE ANNUITY, INDEPENDENCE VARIABLE ANNUITY, INDEPENDENCE 2000 VARIABLE ANNUITY, INDEPENDENCE PREFERRED VARIABLE ANNUITY, MARKETPLACE VARIABLE ANNUITY, PATRIOT VARIABLE ANNUITY, REVOLUTION ACCESS VARIABLE ANNUITY, REVOLUTION EXTRA VARIABLE ANNUITY, REVOLUTION EXTRA II VARIABLE ANNUITY, REVOLUTION VALUE VARIABLE ANNUITY, REVOLUTION VALUE II VARIABLE ANNUITY, and WEALTHBUILDER VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) (the “Contracts”). It supplements the prospectus for the Contract you purchased (the “Annuity Prospectus”).

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus or the prospectus for the underlying John Hancock Variable Insurance Trust (JHVIT) Portfolios, please contact our Annuities Service Center at 1-800-344-1029 to request a free copy. You may also visit our website at www.jhannuities.com.

Addition of Variable Investment Options

Effective at the close of business on November 6, 2015, the Contracts will include new Variable Investment Options. You may transfer or allocate Contract Value to Subaccounts that invest in the following JHVIT Portfolios:

500 Index Trust B	Health Sciences Trust	Real Estate Securities Trust
Active Bond Trust	High Yield Trust	Short Term Government Income Trust
Blue Chip Growth Trust	International Equity Index Trust B	Small Cap Growth Trust
Capital Appreciation Trust	International Value Trust	Small Cap Index Trust
Core Bond Trust	Lifestyle Balanced MVP	Small Cap Value Trust
Core Strategy Trust	Lifestyle Balanced PS Series	Total Bond Market Trust B
Equity-Income Trust	Mid Cap Index Trust	Total Stock Market Index Trust
Financial Industries Trust	Mid Cap Stock Trust	Ultra Short Term Bond Trust
Fundamental All Cap Core Trust	Mid Value Trust
Global Bond Trust	Money Market Trust B

You should retain this Supplement for future reference.

Supplement dated October 21, 2015

11/15:VAPS36	333-164134	333-164142
	333-164135	333-164143
	333-164136	333-164144
	333-164137	333-164145
	333-164138	333-164146
	333-164139	333-164147
	333-164140	333-164148
333-164141

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